OTHER FINANCIAL DATA - OTHER INTANGIBLE ASSETS (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 477	$ 478
Finite-Lived Intangible Assets, Accumulated Amortization	(73)	(63)
Finite-Lived Intangible Assets, Net	404	415
Finite Lived Intangible Assets, Future Amortization Expense Per Year	$ 10
Finite Lived Intangible Assets, Storage Rights Amortization Period	46
Finite-Lived Intangible Assets Amortization Expense	$ 10	10	$ 10
Finite Lived Intangible Assets, Other Intangibles Amortization Period, Minimum	10
Finite Lived Intangible Assets, Development Rights Amortization Period	50
Storage Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 138	138
Finite-Lived Intangible Assets, Accumulated Amortization	(22)	(19)
Development Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	322	322
Finite-Lived Intangible Assets, Accumulated Amortization	(47)	(40)
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	17	18
Finite-Lived Intangible Assets, Accumulated Amortization	$ (4)	$ (4)